Related party transactions	6 Months Ended
Feb. 28, 2026
Related Party Transactions
Related party transactions

18.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	Three months ended February 28,		Six months ended February 28,
Directors and key management personnel	2026	2025	2026	2025
Remuneration	$1,534	$960	$1,985	$1,326
Share-based compensation expense	763	1,062	932	1,155
Incremental withholding tax on share-based compensation paid	1,107	-	1,107	-
Total directors and key management personnel	$3,404	$2,022	$4,024	$2,481

During the three and six months ended February 28, 2026, $0.2 million and $0.3 million for stock options granted to key management personnel was expensed, respectively (2025 – $0.2 million and $0.3 million, respectively) and $0.5 million and $0.6 million for RSUs granted to directors and key management personnel including incremental withholding tax on share-based compensation paid was expensed, respectively (2025 – $0.8 million and $0.8 million, respectively).

During the three and six months ended February 28, 2026, $1.1 million and $1.1 million related to common share awards granted to key management personnel pursuant to their employment contracts including incremental withholding tax on share-based compensation paid was expensed, respectively (2025 – $0.1 million and $0.1 million, respectively).

As of February 28, 2026, 3.5 million common shares vested from share-based compensation have yet to be issued.

During the three and six months ended February 28, 2026, Buckreef recognized expenses of $0.2 million and $0.3 million related to loans provided by its parent, respectively (2025 – $nil and $0.1 million, respectively).